Income Tax - Schedule of Net Operating Loss (“NOL”) Carryforwards (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	¥ 277,640
Tax Year 2026 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	4,709
Tax Year 2027 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	18,739
Tax Year 2028 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	12,367
Tax Year 2029 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	19,697
Tax Year 2030 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	166,071
Tax Year 2031 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	9,223
Tax Year 2032 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	18,311
Tax Year 2033 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	12,022
Tax Year 2034 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	14,086
Tax Year 2035 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	¥ 2,415